Farmers New World Life Insurance Company Legal Department 3120 139th Avenue SE, Suite 300 Bellevue, Washington 98005
Garrett B. Paddor
General Counsel & Corporate Secretary
Direct: 206/275-8152
May 2, 2022	Mobile: 213/321-3776
Email: garrett.paddor@farmersinsurance.com

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE:	Farmers New World Life Insurance Company Farmers Annuity Separate Account A Post-Effective Amendment No. 28 to Form N-4 (File No. 333-85183) Farmers® Variable Annuity

Commissioners:

On behalf of Farmers New World Life Insurance Company (the “Company”) and Farmers Annuity Separate Account A (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 29, 2022.

Sincerely yours,

/s/ Garrett B. Paddor

Garrett B. Paddor

General Counsel & Corporate Secretary

Farmers New World Life Insurance Company